UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-00994
BURNHAM INVESTORS TRUST

(Exact name of registrant as specified in charter)
1325 Avenue of the Americas, 26th Floor
NEW YORK, NY 10019

(Address of principal executive offices) (Zip code)
Jon M. Burnham
1325 Avenue of the Americas, 26th Floor
NEW YORK, NY 10019

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-874-3863
Date of fiscal year end: DECEMBER 31
Date of reporting period: MARCH 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.
Burnham Fund
Portfolio Holdings As of March 31, 2011 — (Unaudited)

	Number of
	Shares	Value
Common Stocks 92.40%
(percentage of net assets)
CONSUMER DISCRETIONARY 16.00%
Auto Manufacturers 4.28%
• Ford Motor Co.	200,000	$2,982,000
• General Motors Co.	20,000	620,600

		3,602,600

Casino & Gaming 1.75%
• Las Vegas Sands Corp.	35,000	1,477,700

Restaurants 9.97%
• Chipotle Mexican Grill, Inc., Class Aa	17,000	4,630,290
McDonald’s Corp.	35,000	2,663,150
Starbucks Corp.	30,000	1,108,500

		8,401,940

Total Consumer Discretionary (cost: $6,950,197)		13,482,240

CONSUMER STAPLES 1.74%
Packaged Food & Meats 0.96%
• The Hain Celestial Group, Inc.	25,000	807,000

Tobacco 0.78%
Philip Morris International, Inc.	10,000	656,300

Total Consumer Staples (cost: $1,415,595)		1,463,300

ENERGY 27.25%
Integrated Oil & Gas 3.85%
Chevron Corp.	20,000	2,148,600
Royal Dutch Shell PLC	15,000	1,098,600

		3,247,200

Oil & Gas — Equipment & Services 1.18%
Halliburton Co.	20,000	996,800

Oil & Gas — Exploration & Production 5.61%
BreitBurn Energy Partners LP	50,000	1,086,500
Devon Energy Corp.	30,000	2,753,100
• McMoRan Exploration Co.	50,000	885,500

		4,725,100

Oil & Gas — Storage & Transportation 15.33%
El Paso Corp.	40,000	720,000
Energy Transfer Equity LP	25,000	1,125,000
• Kinder Morgan Management LLC	68,992	4,525,176
MarkWest Energy Partners LP	30,000	1,454,100
The Williams Companies, Inc.	130,000	4,053,400
Williams Partners LPb	20,000	1,036,000

		12,913,676

Oil & Gas Drilling 1.28%
Seadrill Ltd.[b]	30,000	1,082,100

Total Energy (cost: $13,495,676)		22,964,876

FINANCIAL SERVICES 9.29%
Consumer Finance 2.95%
American Express Co.	55,000	2,486,000

Life & Health Insurance 2.12%
MetLife, Inc.	40,000	1,789,200

Other Diversified Financial Services 4.22%
Bank of America Corp.	80,000	1,066,400
• Citigroup, Inc.	250,000	1,105,000
JPMorgan Chase & Co.	30,000	1,383,000

		3,554,400

Total Financial Services (cost: $4,196,092)		7,829,600

HEALTH CARE 1.19%
Health Care Equipment 1.19%
• Intuitive Surgical, Inc.	3,000	1,000,380

Total Health Care (cost: $723,923)		1,000,380

INDUSTRIALS 10.33%
Aerospace & Defense 1.32%
The Boeing Co.	15,000	1,108,950

Construction & Engineering 2.71%
Chicago Bridge & Iron Co. NV	20,000	813,200
Fluor Corp.	20,000	1,473,200

		2,286,400

Construction, Farm Machinery & Trucks 5.11%
Caterpillar, Inc.	30,000	3,340,500
Deere & Co.	10,000	968,900

		4,309,400

Industrial Conglomerates 1.19%
General Electric Co.	50,000	1,002,500

Total Industrials (cost: $4,959,170)		8,707,250

INFORMATION TECHNOLOGY 20.44%
Computer Hardware 14.34%
• Apple, Inc.[a]	30,000	10,453,500
International Business Machines Corp.	10,000	1,630,700

		12,084,200

Internet Software & Services 3.72%
• Baidu, Inc. — ADR	10,000	1,378,100
• Google, Inc., Class A	3,000	1,758,630

		3,136,730

Systems Software 2.38%
Oracle Corp.	60,000	2,002,200

Total Information Technology (cost: $5,507,931)		17,223,130

MATERIALS 3.87%
Diversified Metals & Mining 3.87%
• Coeur d’Alene Mines Corp.	30,000	1,043,400
Freeport-McMoRan Copper & Gold, Inc.	40,000	2,222,000

		3,265,400

Total Materials (cost: $2,241,477)		3,265,400

See Notes to Portfolio Holdings	BURNHAM FUND 1

Burnham Fund
Portfolio Holdings (Continued) As of March 31, 2011 — (Unaudited)

	Number of
	Shares	Value
TELECOMMUNICATIONS SERVICES 2.29%
Integrated Telecommunications Services 2.29%
Verizon Communications, Inc.	50,000	$1,927,000

Total Telecommunications Services (cost: $1,505,270)		1,927,000

Total Common Stocks (cost: $40,995,331)		77,863,176

Preferred Stock 0.57% (percentage of net assets)
CONSUMER DISCRETIONARY 0.57%
Auto Manufacturers 0.57%
General Motors Co.	10,000	482,000

Total Consumer Discretionary (cost: $501,817)		482,000

Total Preferred Stock (cost: $501,817)		482,000

Exchange Traded Fund 3.32% (percentage of net assets)
• SPDR Gold Trust	20,000	2,796,400

Total Exchange Traded Fund (cost: $1,538,510)		2,796,400

Short-Term Instruments[c] 7.41% (percentage of net assets)
Money Market Fund 2.55%
Invesco Aim Short-Term Investment Trust — Liquid Assets Portfolio[d]	2,153,250	2,153,250

Total Money Market Fund (cost: $2,153,250)		2,153,250

	Face
	Value
Time Deposit 4.86%
Citibank 0.03%, 4/01/11	$4,091,645	4,091,645

Total Time Deposit (cost: $4,091,645)		4,091,645

Total Short-Term Instruments (cost: $6,244,895)		6,244,895

Total Investments 103.70%
(Cost: $49,280,553)		$87,386,471

Call options written (0.10)%
(Premiums received: $62,117)		(80,950)

Liabilities, less cash and other assets (3.60)%		(3,036,234)

Net Assets 100.00%		$84,269,287

	Number of
	Contracts	Value
Call Options Written (0.10)% (percentage of net assets)
Apple, Inc. Calls @ 350 due Apr 11	50	$(30,750)

Chipotle Mexican Grill, Inc., Class A Calls @ 260 due May 11	20	(50,200)

Total Call Options Written
(Premiums received: $62,117)		$(80,950)

Federal Income Tax Basis of Investment Securities

The tax cost of the fund at March 31, 2011, based on securities owned was $49,280,553. The unrealized gross appreciation/ (depreciation) for all securities in the fund at March 31, 2011 was $38,194,967 and $(89,049), respectively.

•	Indicates securities that do not produce income.

a	Securities or partial securities on which call options were written.

b	All or portion of security out on loan.

c	Inclusive of all short term holdings, including collateral received from security lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.86%.

d	Represents investment of collateral received from securities lending transactions.

ADR — American Depositary Receipt

2 BURNHAM FUND	See Notes to Portfolio Holdings

BURNHAM Financial Services Fund
Portfolio Holdings As of March 31, 2011 — (Unaudited)

	Number of
	Shares	Value

Common Stocks 97.42% (percentage of net assets)
BANKS 42.40%
Banks — Regional 42.40%
• 1st United Bancorp, Inc.	461,107	$3,236,971
Alliance Financial Corp.	12,500	416,875
• Ameris Bancorp	50,000	508,000
Bancorp Rhode Island, Inc.	35,620	1,099,589
Berkshire Hills Bancorp, Inc.	25,000	521,250
• Cape Bancorp, Inc.	1,850	18,223
Centerstate Banks, Inc.	200,000	1,400,000
• Citizens Republic Bancorp, Inc.	200,000	177,980
• Connecticut Bank & Trust Co.	60,100	435,725
Financial Institutions, Inc.	49,755	870,712
• First California Financial Group, Inc.	233,027	873,851
FirstMerit Corp.	50,000	853,000
• Guaranty Bancorp	400,000	516,000
Hancock Holding Co.[a]	36,504	1,198,791
• Heritage Financial Corp.	25,000	354,250
• Jacksonville Bancorp, Inc.	57,701	403,330
• OmniAmerican Bancorp, Inc.	75,000	1,188,000
Oriental Financial Group, Inc.[b]	200,000	2,510,000
• Popular, Inc.	250,000	727,500
Porter Bancorp, Inc.	224,575	1,771,897
SCBT Financial Corp.	27,860	927,181
• Seacoast Banking Corporation of Florida	471,305	744,662
State Bancorp, Inc.	5,440	56,522
Sterling Bancorp	138,400	1,385,384
Synovus Financial Corp.[a]	60,000	144,000
Tower Bancorp, Inc.	28,800	641,952
Washington Banking Co.[a]	27,188	383,351
Webster Financial Corp.[3]	20,000	428,600

		23,793,596

Total Banks (cost: $24,951,554)		23,793,596

DIVERSIFIED FINANCIALS 26.16%
Investment Banking & Brokerage 7.22%
• Cowen Group, Inc., Class Aa	570,000	2,285,700
• FBR Capital Markets Corp.	121,133	433,656
• Gleacher & Co., Inc.	766,654	1,333,978

		4,053,334

Investment Company 1.99%
• Solar Senior Capital Ltd.	60,000	1,117,800

Other Diversified Financial Services 4.31%
Bank of America Corp.	45,000	599,850
Bryn Mawr Bank Corp.	15,000	308,550
• Citigroup, Inc.	80,000	353,600
• Western Liberty Bancorp	297,479	1,157,194

		2,419,194

Real Estate Investment Trusts 12.10%
CreXus Investment Corp.	150,000	1,713,000
Cypress Sharpridge Investments, Inc.	25,000	317,000
Invesco Mortgage Capital, Inc.	50,000	1,092,500
Pennymac Mortgage Investment Trust	128,349	2,360,338
Two Harbors Investment Corp.	125,000	1,308,750

		6,791,588

Unregistered Investment Company 0.54%
• Peregrine Holdings LLC[3,4,c]	275,000	303,821

Total Diversified Financials (cost: $16,343,126)		14,685,737

THRIFTS & MORTGAGE FINANCE 28.86%
Thrifts & Mortgage Finance 28.86%
Astoria Financial Corp.	50,000	718,500
• Bank of Atlanta[4,c]	228,572	285,715
Beacon Federal Bancorp, Inc.	67,025	973,203
• Beneficial Mutual Bancorp, Inc.	100,000	862,000
Charter Financial Corp.	173,345	1,915,462
• Chicopee Bancorp, Inc.	75,000	1,061,250
Citizens South Banking Corp., Inc.	432,167	1,923,143
FedFirst Financial Corp.	20,000	279,400
• First Defiance Financial Corp.	46,500	662,625
• Flagstar Bancorp, Inc.	132,500	198,750
Fox Chase Bancorp, Inc.	50,000	696,000
Heritage Financial Group, Inc.	59,097	752,305
• Investors Bancorp, Inc.	114,500	1,704,905
Parkvale Financial Corp.	17,024	166,835
People’s United Financial, Inc.	50,000	629,000
Rockville Financial, Inc.	30,167	314,642
Rome Bancorp, Inc.	28,522	322,299
TFS Financial Corp.	200,000	2,124,000
Washington Federal, Inc.	35,000	606,900

		16,196,934

Total Thrifts & Mortgage Finance (cost: $17,946,640)		16,196,934

Total Common Stocks (cost: $59,241,320)		54,676,267

Warrants 0.04% (percentage of net assets)
BANKS 0.04%
Banks — Regional 0.04%
• Porter Bancorp, Inc., Expires 06/30/15	45,651	22,698

Total Banks (cost: $0)		22,698

Total Warrants (cost: $0)		22,698

See Notes to Portfolio Holdings	FINANCIAL SERVICES FUND 3

BURNHAM Financial Services Fund
Portfolio Holdings (Continued) As of March 31, 2011 — (Unaudited)

	Face
	Value	Value
Short-Term Instruments[d] 7.98% (percentage of net assets)
Certificate of Deposit 0.18%
Eastern Bank 1.50%, 11/25/11	$100,000	$100,000

Total Certificate of Deposit (cost: $100,000)		100,000

	Number of
	Shares
Money Market Fund 5.09%
Invesco Aim Short-Term Investment Trust — Liquid Assets Portfolio[e]	2,855,871	2,855,871

Total Money Market Fund (cost: $2,855,871)		2,855,871

	Face
	Value
Time Deposit 2.71%
Bank of America Corp. 0.03%, 4/01/11	$1,521,142	1,521,142

Total Time Deposit (cost: $1,521,142)		1,521,142

Total Short-Term Instruments (cost: $4,477,013)		4,477,013

Total Investments 105.44% (Cost: $63,718,333)		$59,175,978

Call options written 0.00% (Premiums received: $5,299)		(1,000)

Liabilities, less cash and other assets (5.44)%		(3,052,316)

Net Assets 100.00%		$56,122,662

	Number of
	Contracts
Call Option Written 0.00% (percentage of net assets)
Oriental Financial Group, Inc. Calls
@ 17.5 due May 11	100	$(1,000)

Total Call Option Written (Premiums received: $5,299)		$(1,000)

Federal Income Tax Basis of Investment Securities

The tax cost of the fund at March 31, 2011, based on securities owned was $63,718,333. The unrealized gross appreciation/ (depreciation) for all securities in the fund at March 31, 2011 was $5,208,117 and $(9,750,472), respectively.

•	Indicates securities that do not produce income.

a	All or portion of security out on loan.

b	Securities or partial securities on which call options were written.

c	Indicates a fair valued security. Total market value for fair valued securities is $589,536, representing 1.05% of net assets.

d	Inclusive of all short term holdings, including collateral received from security lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.89%.

e	Represents investment of collateral received from securities lending transactions.

4 FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

BURNHAM Financial Industries Fund
Portfolio Holdings As of March 31, 2011 — (Unaudited)

	Number of
	Shares	Value
Common Stocks 98.81% (percentage of net assets)
BANKS 32.25%
Banks — Regional 30.02%
• 1st United Bancorp, Inc.	1,052,322	$7,387,300
Alliance Financial Corp.	25,000	833,750
Centerstate Banks, Inc.	700,000	4,900,000
• Connecticut Bank & Trust Co.	71,374	517,461
FirstMerit Corp.	100,000	1,706,000
Hancock Holding Co.[a]	73,008	2,397,583
• Jacksonville Bancorp, Inc.	173,106	1,210,011
KeyCorp	74,400	660,672
Oriental Financial Group, Inc.[b]	382,220	4,796,861
Porter Bancorp, Inc.	302,639	2,387,822
• Seacoast Banking Corporation of Florida	1,000,000	1,580,000
Synovus Financial Corp.[a]	180,000	432,000
Webster Financial Corp.	65,000	1,392,950

		30,202,410

Diversified Banks 2.23%
Comerica, Inc.[c]	25,000	918,000
U.S. Bancorp	50,000	1,321,500

		2,239,500

Total Banks (cost: $31,320,381)		32,441,910

DIVERSIFIED FINANCIALS 50.47%
Asset Management & Custody Banks 2.91%
Legg Mason, Inc.[b]	50,000	1,804,500
State Street Corp.[b]	25,000	1,123,500

		2,928,000

Investment Banking & Brokerage 10.67%
• Cowen Group, Inc., Class Aa	1,212,495	4,862,105
• FBR Capital Markets Corp.	367,267	1,314,816
• Gleacher & Co., Inc.	2,227,564	3,875,961
Morgan Stanley	25,000	683,000

		10,735,882

Investment Company 2.07%
• Solar Senior Capital Ltd.[a]	111,660	2,080,226

Other Diversified Financial Services 15.52%
Bank of America Corp.	115,000	1,532,950
• Citigroup, Inc.	1,240,000	5,480,800
JPMorgan Chase & Co.[b]	50,000	2,305,000
PNC Financial Services Group, Inc.[b]	25,000	1,574,750
• Western Liberty Bancorp[3]	1,212,690	4,717,364

		15,610,864

Real Estate Investment Trusts 19.30%
CreXus Investment Corp.	300,000	3,426,000
Cypress Sharpridge Investments, Inc.	300,000	3,804,000
Hatteras Financial Corp.	41,665	1,171,620
Invesco Mortgage Capital, Inc.	100,000	2,185,000
Pennymac Mortgage Investment Trust	337,806	6,212,252
Two Harbors Investment Corp.	250,000	2,617,500

		19,416,372

Total Diversified Financials (cost: $56,111,879)		50,771,344

THRIFTS & MORTGAGE FINANCE 16.09%
Thrifts & Mortgage Finance 16.09%
BankUnited, Inc.	25,000	717,750
Beacon Federal Bancorp, Inc.	192,616	2,796,785
Citizens South Banking Corp., Inc.	249,009	1,108,090
• Investors Bancorp, Inc.	279,000	4,154,310
New York Community Bancorp, Inc.	50,000	863,000
TFS Financial Corp.	400,000	4,248,000
ViewPoint Financial Group	109,700	1,426,100
Washington Federal, Inc.	50,000	867,000

		16,181,035

Total Thrifts & Mortgage Finance (cost: $13,169,061)		16,181,035

Total Common Stocks (cost: $100,601,321)		99,394,289

Warrants 0.07% (percentage of net assets)

BANKS 0.07%
Banks — Regional 0.07%
• Porter Bancorp, Inc., Expires 06/30/15	136,956	68,094

Total Banks (cost: $0)		68,094

Total Warrants (cost: $0)		68,094

	Face
	Value

Short-Term Instruments[c] 6.94% (percentage of net assets)
Certificate of Deposit 0.10%
Eastern Bank 1.50%, 11/25/11	$100,000	100,000

Total Certificate of Deposit (cost: $100,000)		100,000

	Number of
	Shares
Money Market Fund 3.15%
Invesco Aim Short-Term Investment Trust — Liquid Assets Portfolio[d]	3,162,255	3,162,255

Total Money Market Fund (cost: $3,162,255)		3,162,255

See Notes to Portfolio Holdings	FINANCIAL INDUSTRIES FUND 5

BURNHAM Financial Industries Fund
Portfolio Holdings (Continued) As of March 31, 2011 — (Unaudited)

	Face
	Value	Value
Time Deposit 3.69%
Citibank 0.03%, 4/01/11	$3,715,225	$3,715,225

Total Time Deposit (cost: $3,715,225)		3,715,225

Total Short-Term Instruments (cost: $6,977,480)		6,977,480

Total Investments 105.82% (Cost: $107,578,801)		$106,439,863

Short sales (17.30)% (Proceeds: $14,216,010)		(17,404,749)

Call options written (0.20)% (Premiums received: $266,586)		(202,200)

Put options written (0.38)% (Premiums received: $588,185)		(380,925)

Cash and other assets, less liabilities 12.06%		12,137,498

Net Assets 100.00%		$100,589,487

	Number of
	Shares
Short Sales (17.30)% (percentage of net assets)
Banks — Regional (7.52)%
Associated Banc-Corp.	75,000	$(1,113,750)
BancorpSouth, Inc.	25,375	(392,044)
Community Bank System, Inc.[b]	60,000	(1,456,200)
Renasant Corp.	43,639	(740,990)
• Signature Bank[b]	20,000	(1,128,000)
• SVB Financial Group, Inc.[b]	30,000	(1,707,900)
Whitney Holding Corp.	75,000	(1,021,500)

		(7,560,384)

Investment Banking & Brokerage (1.82)%
Prospect Capital Corp.	150,120	(1,832,965)

Life & Health Insurance (4.35)%
Aflac, Inc.[b]	15,000	(791,700)
Principal Financial Group, Inc.[b]	65,000	(2,087,150)
Torchmark Corp.[b]	22,500	(1,495,800)

		(4,374,650)

Real Estate Investment Trusts (3.61)%
Chimera Investment Corp.	175,000	(693,000)
Post Properties, Inc.	75,000	(2,943,750)

		(3,636,750)

Total Short Sales (Proceeds: $14,216,010)		(17,404,749)

	Number of
	Contracts
Call Options Written (0.20)% (percentage of net assets)
Comerica, Inc. Calls
@ 42 due Jul 11	150	$(4,650)
@ 42.5 due Apr 11	100	(100)

		(4,750)

JPMorgan Chase & Co. Calls
@ 50 due Jun 11	250	(13,000)
@ 52.5 due Dec 11	250	(33,250)

		(46,250)

Legg Mason, Inc. Calls
@ 35 due May 11	250	(46,250)
@ 36 due May 11	250	(41,250)

		(87,500)

Oriental Financial Group, Inc. Calls @ 17.5 due May 11	300	(3,000)

PNC Financial Services Group, Inc. Calls
@ 70 due Aug 11	150	(19,500)
@ 72.5 due Nov 11	100	(14,700)

		(34,200)

State Street Corp. Calls @ 50 due Aug 11	250	(26,500)

Total Call Options Written (Premiums received: $266,586)		(202,200)

Put Options Written (0.38)% (percentage of net assets)
Aflac, Inc. Puts
@ 45 due May 11	75	(3,225)
@ 48 due Aug 11	75	(16,575)

		(19,800)

Comerica, Inc. Puts @ 35 due Jul 11	500	(72,500)

Community Bank System, Inc. Puts
@ 22.5 due Aug 11	225	(13,500)
@ 25 due May 11	150	(15,750)

		(29,250)

JPMorgan Chase & Co. Puts
@ 45 due Apr 11	250	(16,500)
@ 45 due May 11	250	(30,500)

		(47,000)

NYSE Euronext Puts @ 33 due Jun 11	500	(60,000)

Principal Financial Group, Inc. Puts
@ 29 due Oct 11	200	(35,000)
@ 30 due Jul 11	300	(37,500)

		(72,500)

6 FINANCIAL INDUSTRIES FUND	See Notes to Portfolio Holdings

BURNHAM Financial Industries Fund
Portfolio Holdings (Continued) As of March 31, 2011 — (Unaudited)

	Number of
	Contracts	Value
Signature Bank Puts @ 50 due Jun 11	200	$(5,000)

State Street Corp. Puts @ 40 due Aug 11	250	(33,250)

SVB Financial Group, Inc. Puts @ 50 due Aug 11	75	(7,500)

Torchmark Corp. Puts
@ 55 due May 11	75	(750)
@ 60 due Aug 11	75	(10,875)

		(11,625)

Wells Fargo & Co. Puts @ 29 due Jul 11	250	(22,500)

Total Put Options Written (Premiums received: $588,185)		$(380,925)

Federal Income Tax Basis of Investment Securities

The tax cost of the fund at March 31, 2011, based on securities owned was $107,578,801. The unrealized gross appreciation/ (depreciation) for all securities in the fund at March 31, 2011 was $8,413,766 and $(9,552,704), respectively.

•	Indicates securities that do not produce income.

a	All or portion of security out on loan.

b	Securities or partial securities on which call/put options were written.

c	Inclusive of all short term holdings, including collateral received from security lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.79%.

d	Represents investment of collateral received from securities lending transactions.

See Notes to Portfolio Holdings	FINANCIAL INDUSTRIES FUND 7

BURNHAM U.S. Government Money Market Fund
Portfolio Holdings As of March 31, 2011 — (Unaudited)

	Face
	Value	Value
Short-Term Instruments 99.66% (percentage of net assets)
U.S. Government Agency Obligations 36.20%
Federal Home Loan Bank 0.20%, 5/06/11	$33,700,000	$33,693,447

Federal Home Loan Mortgage Association
0.14%, 5/25/11	5,678,000	5,676,850
0.17%, 8/15/11	14,250,000	14,240,849
0.18%, 8/08/11	25,000,000	24,983,875

		44,901,574

Federal National Mortgage Association
0.14%, 5/18/11	5,800,000	5,798,978
0.14%, 6/01/11	8,200,000	8,198,124

		13,997,102

Total U.S. Government Agency Obligations (cost: $92,592,123)		92,592,123

U.S. Government Asset Backed Commercial
Paper 9.77%
Straight-A Funding, LLC 0.25%, 5/02/11	25,000,000	24,994,618

Total U.S. Government Asset Backed Commercial Paper (cost: $24,994,618)		24,994,618

Certificates of Deposit 14.07%
Crédit Agricole S.A. 0.34%, 5/10/11	12,000,000	12,000,000

Skandinaviska Enskilda Banken AB 0.33%, 4/11/11	12,000,000	12,000,000

Société Générale 0.16%, 4/05/11	12,000,000	12,000,000

Total Certificates of Deposit (cost: $36,000,000)		36,000,000

Commercial Paper 4.69%
Dexia Delaware, LLC 0.27%, 4/06/11	12,000,000	11,999,550

Total Commercial Paper (cost: $11,999,550)		11,999,550

Repurchase Agreements 34.91%
Bank of America Corp., 0.10% dated 3/31/11, to be repurchased at $14,300,040 on 4/01/11 (collateralized by par value of $15,683,645 GNMA, 3.45-5.00% due 2/20/40-4/15/46, value $14,586,001)	14,300,000	14,300,000

JPMorgan Chase & Co., 0.11% dated 3/31/11, to be repurchased at $5,000,015 on 4/01/11 (collateralized by par value of $5,241,500 GNMA, 3.80-4.50% due 10/15/40-2/15/45, value $5,100,307)	5,000,000	5,000,000

The Bank of New York Mellon Corp., 0.26% dated 3/31/11, to be repurchased at $40,000,289 on 4/01/11 (collateralized by par value of $39,947,246 FNMA, 4.50% due 2/01/41, value $40,800,001)	40,000,000	40,000,000

The Goldman Sachs Group, Inc., 0.13% dated 3/31/11, to be repurchased at $30,000,108 on 4/01/11 (collateralized by par value of $30,790,630 GNMA, 2.75-3.00% due 4/20/37-4/20/40, value $30,600,000)	30,000,000	30,000,000

Total Repurchase Agreements (cost: $89,300,000)		89,300,000

Time Deposit 0.02%
Bank of America Corp. 0.03%, 4/01/11	37,955	37,955

Total Time Deposit (cost: $37,955)		37,955

Total Short-Term Instruments (cost: $254,924,246)		254,924,246

Total Investments 99.66% (Cost: $254,924,246)*		$254,924,246

Cash and other assets, less liabilities 0.34%		873,846

Net Assets 100.00%		$255,798,092

*	Aggregate cost for federal tax purposes.

8 U.S. GOVERNMENT MONEY MARKET FUND	See Notes to Portfolio Holdings

NOTES TO PORTFOLIO HOLDINGS — MARCH 31, 2011 (UNAUDITED)
Valuation and Investment Practices
1. Valuing Securities
Fair Value Pricing
Each fund (other than the Burnham U.S. Government Money Market Fund) values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. By its nature a fair value price is an estimate and differences between fair value and what a security is sold for could be material. Securities for which market quotations are not readily available, or that have quotations which Burnham Asset Management (“Management” or the “Adviser”) believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. For additional information see Note 5 — Fair Value of Financial Instruments.
The funds use these methods to value portfolio securities:
Stocks and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price (“NOCP”) on the valuation date. If there are no trades or there is no closing price that day, securities are valued at the last available or official bid price.
Bonds and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.
Money market instruments and other temporary cash investments are valued differently depending on the fund. The Burnham U.S. Government Money Market Fund values them at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date. The remaining funds use this method for temporary cash investments whose maturity is less than 60 days. For temporary cash investments whose maturity is longer than 60 days, the remaining funds value them the same way bonds are valued.
Repurchase agreements, which each fund can use as long as the counterparties meet the Trustees’ credit standards, are recorded at cost. Any repurchase agreements must be fully collateralized by U.S. government securities, which are held by a custodian bank until the agreements mature. These securities are monitored daily to ensure that their value (including interest) is at least 102% of the amount owed to a fund under the related repurchase agreement. In the event of counterparty default, a fund has the right to use the collateral to offset losses incurred. There is potential loss in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.
Option contracts may be written or purchased by the nonmoney market funds to manage exposure to certain changes in the market or as a substitute for securities transactions.

When a fund writes a call or put option, it records the amount received as an asset and an equivalent amount as a liability. The fund subsequently marks-to-market the liability to reflect the current value of the option written. The writing or purchase of put or call options may result in losses to the fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than or lower than in current market values, limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. When an option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.
Exchange traded options are valued at the last sale price, or if no sales are reported, options are valued at the last bid price for purchased options and for written options.
Short sales
The non-money market funds may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured daily by management. During the period ended March 31, 2011, the Burnham Financial Industries Fund sold short to hedge its long positions in periods of market decline and to take advantage of negative information about companies gained from the Adviser’s research. When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of securities sold short. The fund may also incur a dividend expense if a security that has been sold short declares a dividend. Until the fund replaces a borrowed security, it will maintain in a segregated account at all times; cash, U.S. government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the funds’ prime broker. The fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.
Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period, only Burnham Financial Industries Fund engaged in short sales.
Accounting for Portfolio Transactions
The funds account for purchases and sales of portfolio securities as of each security’s trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the exdividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method.
NOTES TO PORTFOLIO HOLDINGS    9

NOTES TO PORTFOLIO HOLDINGS — MARCH 31 , 2011 (UNAUDITED)
2. Securities Lending
The funds lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security on loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.
When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with respect to the investment of cash collateral.
At March 31, 2011, securities or a portion of these securities are out on loan. The aggregate market value of these loaned securities and the value of the cash collateral the funds received are as follows:

		% of	Value of
	Loaned Securities	Net	Cash
	Market Value	Assets	Collateral
Burnham Fund	$2,108,106	2.50%	$2,153,250

Burnham Financial Services Fund	$2,786,203	4.96%	$2,855,871

Burnham Financial Industries Fund	$3,095,836	3.08%	$3,162,255
3. Transactions with Affiliated Securities
During the period ended March 31, 2011, the Burnham Financial Services Fund and the Burnham Financial Industries Fund owned shares of the following affiliated securities. An affiliated security is a security in which the fund has ownership of at least 5% of the voting securities.

			Change in
	Value at	Cost of	Unrealized	Value at	Dividend
Affiliate	12/31/10	Purchases	Gain/(Loss)	3/31/11	Income
Burnham Financial Services Fund:
Peregrine
Holdings Ltd.	$303,821	$—	$—	$303,821	$—

Western
Liberty
Bancorp	$1,618,286	$—	$(461,092)	$1,157,194	$—

Burnham Financial Industries Fund:
Western
Liberty
Bancorp	$6,597,034	$—	$(1,879,670)	$4,717,364	$—
4. Restricted Securities
With the exception of the Burnham U.S. Government Money Market Fund, the funds may not invest more than 15% of net assets in securities subject to legal or contractual risks (“restricted securities”). At March 31, 2011, the Burnham Financial Services Fund owned the following restricted securities, which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”). The value of these securities is determined using quotations supplied by a pricing service or broker, or if not available, is determined in good faith pursuant to procedures adopted by the Board of Trustees. Certain of these securities may be offered and sold to “qualified institutional buyers” under the Rule 144A of the 1933 Act.

	Description,	Shares
	Date of Purchase,	Face
Fund	% of Net Assets	Value	Cost	Value
Burnham	Bank of Atlanta	228,572	$1,600,004	$285,715
Financial	05/08/06
Services Fund	0.51%

	Peregrine	275,000	$303,821	$303,821
	Holdings Ltd.
	05/31/02
	0.54%
5. Fair Value of Financial Instruments
Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quote prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tired into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1—Prices are determined using unadjusted exchange traded prices in active markets for identical securities. This technique is used for exchange traded domestic common and preferred equities and certain options.
Level 2—Prices are determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.
Level 3—Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are available, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the trust’s valuation committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. These inputs include, but are not limited to, any available market prices for the security or for securities deemed comparable; the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.
10    NOTES TO PORTFOLIO HOLDINGS

NOTES TO PORTFOLIO HOLDINGS — MARCH 31, 2011 (UNAUDITED)
The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At March 31, 2011	Level 1	Level 2	Level 3	Total

Burnham Fund
Common Stock:
Consumer Discretionary	$13,482,240	$—	$—	$13,482,240
Consumer Staples	1,463,300	—	—	1,463,300
Energy	22,964,876	—	—	22,964,876
Financial Services	7,829,600	—	—	7,829,600
Health Care	1,000,380	—	—	1,000,380
Industrials	8,707,250	—	—	8,707,250
Information Technology	17,223,130	—	—	17,223,130
Materials	3,265,400	—	—	3,265,400
Telecommunications Services	1,927,000	—	—	1,927,000
Preferred Stock:
Consumer Discretionary	482,000	—	—	482,000
Exchange Traded Funds	2,796,400	—	—	2,796,400
Other Debt Obligation	—	6,244,895	—	6,244,895
Written Options	(80,950)	—	—	(80,950)
Burnham Financial Services Fund
Common Stock:
Banks	$23,793,596	$—	$—	$23,793,596
Diversified Financials	14,381,916	—	303,821	14,685,737
Thrifts & Mortgage Finance	14,938,016	973,203	285,715	16,196,934
Warrants:
Banks	—	22,698	—	22,698
Other Debt Obligation	—	4,477,013	—	4,477,013
Written Options	—	(1,000)	—	(1,000)
Burnham Financial Industries Fund
Common Stock:
Banks	$32,441,910	$—	$—	$32,441,910
Diversified Financials	50,771,344	—	—	50,771,344
Thrifts & Mortgage Finance	13,384,250	2,796,785	—	16,181,035
Warrants:
Banks	—	68,094	—	68,094
Other Debt Obligation	—	6,977,480	—	6,977,480
Short Sales	(17,404,749)	—	—	(17,404,749)
Written Options	(580,125)	(3,000)	—	(583,125)
Burnham U.S. Government Money Market Fund
U.S. Government Agency Obligations	$—	$92,592,123	$—	$92,592,123
U.S. Government Asset Backed Commercial Paper	—	24,994,618	—	24,994,618
Certificates of Deposit	—	36,000,000	—	36,000,000
Commercial Paper	—	11,999,550	—	11,999,550
Repurchase Agreement	—	89,300,000	—	89,300,000
Other Debt Obligation	—	37,955	—	37,955
During the period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
The following table summarizes the change in value associated with Level 3 financial instruments carried at fair value for the period ended March 31, 2011:

Burnham Financial Services Fund	Level 3 assets
Common Stock:
Balance, January 1, 2011	$589,536
Change in unrealized appreciation/(depreciation)	—

Balance, March 31, 2011	$589,536

NOTES TO PORTFOLIO HOLDINGS    11

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BURNHAM INVESTORS TRUST

By:	/s/ Jon M. Burnham
Jon M. Burnham, Chief Executive Officer

Date: May 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jon M. Burnham
Jon M. Burnham, Chief Executive Officer

Date: May 11, 2011

By:	/s/ Michael E. Barna
Michael E. Barna, Chief Financial Officer

Date: May 11, 2011